Document And Entity Information	Apr. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Apr. 09, 2026
Entity Registrant Name	National Bankshares, Inc.
Entity Central Index Key	0000796534
Entity Emerging Growth Company	false
Entity File Number	0-15204
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1375874
Entity Address, Address Line One	101 Hubbard Street
Entity Address, City or Town	Blacksburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24060
City Area Code	540
Local Phone Number	951-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.25 per share
Trading Symbol	NKSH
Security Exchange Name	NASDAQ